Securities at amortized cost - Changes in allowance for credit losses of securities at amortized cost (Details) - Securities at amortized cost - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in loss allowance for securities at amortised cost [Line Items]
Beginning balance		₩ (13,941)	₩ (8,385)	₩ (5,235)
Increase (decrease) in impairment loss securities at amortised cost [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Net reversal (provision) of loss allowance		3,287	(5,549)	(3,151)
Others	[1]	(109)	(7)	1
Ending balance		(10,763)	(13,941)	(8,385)
Stage 1
Disclosure of reconciliation of changes in loss allowance for securities at amortised cost [Line Items]
Beginning balance		(13,941)	(8,385)	(5,235)
Increase (decrease) in impairment loss securities at amortised cost [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Net reversal (provision) of loss allowance		3,287	(5,549)	(3,151)
Others	[1]	(109)	(7)	1
Ending balance		(10,763)	(13,941)	(8,385)
Stage 2
Disclosure of reconciliation of changes in loss allowance for securities at amortised cost [Line Items]
Beginning balance		0	0	0
Increase (decrease) in impairment loss securities at amortised cost [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Net reversal (provision) of loss allowance		0	0	0
Others	[1]	0	0	0
Ending balance		0	0	0
Stage 3
Disclosure of reconciliation of changes in loss allowance for securities at amortised cost [Line Items]
Beginning balance		0	0	0
Increase (decrease) in impairment loss securities at amortised cost [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Net reversal (provision) of loss allowance		0	0	0
Others	[1]	0	0	0
Ending balance		₩ 0	₩ 0	₩ 0

[1]	Changes due to foreign currencies translation, etc.